Acquisitions, Reverse Acquisitions of Better Choice and Bona Vida by TruPet (Q1) (Details) - USD ($) $ in Thousands		12 Months Ended
	May 06, 2019	Dec. 31, 2019	Dec. 31, 2018
Acquisitions [Abstract]
Total Purchase Price	$ 146,569
Assets [Abstract]
Cash and cash equivalents	391
Restricted cash	25
Accounts receivable	69
Inventories	95
Prepaid expenses and other current assets	380
Intangible assets	986
Other assets	74
Total Assets	2,020
Liabilities [Abstract]
Warrant derivative liability	(2,130)
Accounts payable & accrued liabilities	(697)
Total Liabilities	(2,827)
Net Assets (Liabilities) Acquired	(807)
Loss on Acquisitions	(147,376)	$ (147,376)	$ 0
Better Choice Company [Member]
Acquisitions [Abstract]
Total Purchase Price	37,949
Assets [Abstract]
Cash and cash equivalents	7
Restricted cash	0
Accounts receivable	0
Inventories	0
Prepaid expenses and other current assets	32
Intangible assets	986
Other assets	0
Total Assets	1,025
Liabilities [Abstract]
Warrant derivative liability	(2,130)
Accounts payable & accrued liabilities	(544)
Total Liabilities	(2,674)
Net Assets (Liabilities) Acquired	(1,649)
Loss on Acquisitions	(39,598)
Bona Vida [Member]
Acquisitions [Abstract]
Total Purchase Price	108,620
Assets [Abstract]
Cash and cash equivalents	384
Restricted cash	25
Accounts receivable	69
Inventories	95
Prepaid expenses and other current assets	348
Intangible assets	0
Other assets	74
Total Assets	995
Liabilities [Abstract]
Warrant derivative liability	0
Accounts payable & accrued liabilities	(153)
Total Liabilities	(153)
Net Assets (Liabilities) Acquired	842
Loss on Acquisitions	$ (107,778)